Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts Receivable Net Current [Abstract]
Accounts receivable, net
9	Accounts receivable, net

	As of December 31,
	2020	2021
Accounts receivable, gross (Note)	154,891	210,047
Less: allowance for credit losses (Note 2(j))	(11,749)	(22,786)
Accounts receivable, net	143,142	187,261

Note:

As of December 31, 2021, the balance includes bills receivable of US$478 (2020: US$852) which represent short-term notes receivable issued by reputable financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity, which generally range from five to six months from the date of issuance.